Schedule of Components of Cash and Cash Equivalents (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 5,999	$ 7,564	$ 6,071
United States of America, Dollars
Cash and cash equivalents		6,833	5,545
ILS [Member]
Cash and cash equivalents		156	525
Other Currencies [Member]
Cash and cash equivalents		$ 575	$ 1